Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Net Assets [Line Items]
Statutory reserve funds, percentage	50.00%
Statutory reserve	$ 39,391,470	$ 34,625,661
PRC [Member]
Restricted Net Assets [Line Items]
Percentage after tax profits	10.00%